Acquisitions and Other Transactions	12 Months Ended
Dec. 31, 2022
Acquisitions and Other Transactions
Acquisitions and Other Transactions

Note 4 – Acquisitions and Other Transactions

(a)	Acquisition of Gold Royalties – Australia

Subsequent to year-end, on February 22, 2023, Franco-Nevada acquired a portfolio of five primarily gold royalties from Trident Royalties Plc (“Trident”), which includes a 1.5% NSR on Ramelius Resources’ Rebecca gold project (“Rebecca”) located in Western Australia, for total consideration of $15.6 million payable as follows: (i) $14.3 million paid on closing of the transaction, and (ii) $1.3 million in a contingent payment payable upon first gold production at Rebecca.

(b)	Receipt of Valentine Gold Royalty Buy-back – Newfoundland & Labrador, Canada

Subsequent to year-end, on February 22, 2023, Marathon Gold Corporation (“Marathon”) exercised its option to buy back 0.5% of the 2.0% NSR by paying $7.0 million to Franco-Nevada. The Company acquired the NSR, which covers the Valentine Gold project in Newfoundland & Labrador, on February 21, 2019 for $13.7 million (C$18.0 million).

(c)	Acquisition of Additional Royalty on Eskay Creek – British Columbia, Canada

On December 30, 2022, Franco-Nevada acquired an additional 0.5% NSR on Skeena Resources Limited’s (“Skeena”) Eskay Creek gold-silver project (“Eskay Creek”) in British Columbia for total consideration of $21.0 million (C$28.5 million) payable as follows: (i) $19.9 million (C$27.0 million) paid on closing of the transaction and (ii) $1.1 million (C$1.5 million) of contingent consideration payable upon the achievement of certain conditions relating to materials in the Albino Lake Storage Facility at Eskay Creek. In connection with this transaction, Skeena and Franco-Nevada terminated the right of first refusal to purchase a 0.5% NSR on Eskay Creek, which was granted to Franco-Nevada on December 24, 2021.

With the acquisition of this royalty, Franco-Nevada now has a 1.5% NSR over Eskay Creek covering the majority of the project’s land package, including the known mineral resource.

The transaction has been accounted for as an acquisition of a mineral royalty interest. The contingent payment will be capitalized as part of the cost of the royalty when the underlying obligating event has occurred.

(d)	Acquisition of Royalty on Magino Gold Project – Ontario, Canada

On October 27, 2022, Franco-Nevada acquired a 2% NSR on Argonaut Gold Inc.’s (“Argonaut”) construction-stage Magino gold project in Ontario for a purchase price of $52.5 million. In addition to the Magino project, the royalty covers all of Argonaut’s regional exploration properties.

The Company also completed a private placement with Argonaut, acquiring 34,693,462 common shares at a price of C$0.39 per share for a total cost of $10.0 million (C$13.5 million).

The transaction has been accounted for as an acquisition of a mineral royalty interest. The Argonaut common shares are accounted for as equity investments designated at FVTOCI.

(e)	Acquisition of Royalties on Spences Bridge Gold Belt Claims – British Columbia, Canada

On October 6, 2022, Franco-Nevada acquired a 2% NSR on all of Westhaven Gold Corp.’s (“Westhaven”) claims across the Spences Bridge Gold Belt in Southern British Columbia, Canada, for $6.0 million. Westhaven has an option to buy-down 0.5% of the NSR for $3.0 million for a period of 5 years from the closing of the transaction. Franco-Nevada also acquired an existing 2.5% NSR from Westhaven on adjoining properties currently owned by Talisker Resources Ltd. for a purchase price of $0.75 million.

In addition, Franco-Nevada also subscribed for 2,500,000 common shares of Westhaven at a price of C$0.40 per share for a total cost of $0.73 million (C$1.0 million).

The transaction has been accounted for as an acquisition of a mineral royalty interest. The Westhaven common shares are accounted for as equity investments designated at FVTOCI.

(f)	Acquisition of Royalties – Chile

On July 25, 2022, the Company acquired, through a wholly-owned subsidiary, a portfolio of seven royalties, each with a 2% NSR on precious metals and 1% NSR on base metals, for $1.0 million.

The transaction has been accounted for as an acquisition of a mineral royalty interest.

(g)	Financing Package with G Mining Ventures on the Tocantinzinho Gold Project – Brazil

On July 18, 2022, the Company’s wholly-owned subsidiary, Franco-Nevada (Barbados) Corporation (“FNBC”), acquired a gold stream with reference to production from the Tocantinzinho project, owned by G Mining Ventures Corp. (“G Mining Ventures”) and located in Pará State, Brazil (the “Stream”). FNBC will provide a deposit of $250.0 million. Additionally, through one of its wholly-owned subsidiaries, the Company provided G Mining Ventures with a $75.0 million secured term loan facility (the “Term Loan”).

Stream deliveries to FNBC are based on gold production from the Tocantinzinho property, according to the following schedule: (i) 12.5% of gold produced until 300,000 ounces of gold have been delivered and, thereafter, (ii) 7.5% of gold produced for the remaining mine life. G Mining Ventures will receive 20% of the spot gold price for each ounce of gold delivered. The $250 million deposit will become available after G Mining Ventures has spent at least $95 million on the Tocantinzinho project from January 1, 2022 and subject to certain other conditions.

The Term Loan is a $75 million, 6-year term loan with an availability period of 3.5-years, drawable quarterly at G Mining Ventures’ option following full funding of the Stream. The Term Loan will bear interest at a rate of 3-Month Term Secured Overnight Financing Rate (“3-Month SOFR”) +5.75% per annum, reducing to 3-Month SOFR +4.75% after completion tests have been achieved at the project. Amortization will begin in December 2025 with equal quarterly repayments followed by a final 25% repayment upon maturity in June 2028. Fees payable to Franco-Nevada’s subsidiary include a standby fee on undrawn amounts of 1.0% per annum and a 2.0% original issue discount payable on principal amounts drawn. Pursuant to the Term Loan, Franco-Nevada was granted warrants with a fair value of $0.75 million to purchase 11.5 million common shares of G Mining Ventures (“G Mining Common Shares”) with a 5-year term and an exercise price of C$1.90 per G Mining Common Share. The warrants are included in Investments in the statement of financial position and are accounted for as derivatives designated at FVTPL.

As at December 31, 2022, no funding has been provided to G Mining Ventures under the Stream agreement and the Term Loan.

Franco-Nevada also subscribed for 44,687,500 G Mining Common Shares at a share price of C$0.80 per G Mining Common Share for a total cost of $27.5 million (C$35.8 million). The G Mining Common Shares are accounted for as equity investments designated at FVTOCI.

(h)	Acquisition of Additional Royalty on Castle Mountain – California, U.S.

On May 2, 2022, the Company, through a wholly-owned subsidiary, acquired an existing 2% NSR on gold and silver produced from the Pacific Clay claims, which comprise a portion of the JSLA pit of Equinox Gold Corp.’s Castle Mountain project in San Bernardino County, California, for $6.0 million. When combined with the Company’s 2.65% NSR on the broader Castle Mountain land position, the Company now has an effective 4.65% NSR on the Pacific Clay claims.

The transaction has been accounted for as an acquisition of a mineral royalty interest.

(i)	Acquisition of Royalty on Caserones (Chile) and Private Placement with EMX Royalty Corporation

On April 14, 2022, the Company agreed to acquire, through a wholly-owned subsidiary, an effective 0.4582% NSR on JX Nippon Mining & Metals Group’s producing Caserones copper-molybdenum mine located in the Atacama Region of northern Chile for an aggregate purchase price of approximately $37.4 million. To purchase its interest in the Caserones royalty, Franco-Nevada acquired shares in Socieded Legal Minera California Una de la Sierra Peña Negra (“SLM California”). SLM California is a privately held entity whose purpose is to pay Chilean taxes in respect of and distribute proceeds from the Caserones royalty to its shareholders. Franco-Nevada was entitled to royalty payments in respect of the period commencing January 1, 2022.

Franco-Nevada has accounted for the transaction as an acquisition of a mineral royalty interest.

The Company also completed a private placement with EMX Royalty Corporation (“EMX”), acquiring 3,812,121 units of EMX at C$3.30 per unit for a total cost of $10.0 million (C$12.6 million). Each unit consists of one common share of EMX and one warrant to purchase one common share of EMX over five years at an exercise price of C$4.45. EMX used the proceeds from the private placement to acquire an NSR on the Caserones mine on similar terms as Franco-Nevada.

The EMX common shares are accounted for as equity investments designated at FVTOCI.

(j)	Acquisition of Mineral Rights with Continental Resources, Inc. – U.S.

The Company, through a wholly-owned subsidiary, has a strategic relationship with Continental to acquire, through a jointly-owned entity (the “Royalty Acquisition Venture”), royalty rights within Continental’s areas of operation.

Franco-Nevada recorded contributions to the Royalty Acquisition Venture of $12.2 million in 2022 (2021 – $22.4 million). In the first half of the year, following weak commodity prices, Franco-Nevada and Continental agreed to reduce the pace of their capital funding commitments to the Royalty Acquisition Venture. As at December 31, 2022, the total cumulative investment in the Royalty Acquisition Venture totaled $440.6 million and Franco-Nevada has remaining commitments of up to $79.4 million. Accounts payable at December 31, 2022 include $3.1 million (2021 - $1.7 million) of contributions disbursed after year-end.

The Royalty Acquisition Venture is accounted for as a joint operation in accordance with IFRS 11.

(k)	Investment in Skeena Resources Limited (Eskay Creek) – Canada

On December 23, 2021, for the aggregate purchase price of $17.2 million (C$22.1 million): (i) the Company acquired 1,471,739 common shares of Skeena, (ii) Skeena and Franco-Nevada entered into an amendment to the terms of their existing 1% NSR royalty agreement such that Franco-Nevada’s amended royalty will cover substantially all of the Eskay Creek land package, including all currently known mineralized zones, and (iii) Skeena granted Franco-Nevada a right of first refusal (the “ROFR”) over the sale of a 0.5% NSR royalty (the “0.5% NSR Royalty”) on Eskay Creek. The ROFR was terminated when Franco-Nevada acquired the additional 0.5% NSR on December 30, 2022, as detailed in Note 4 (c) above.

The transaction has been accounted for as an acquisition of a mineral royalty interest. The Skeena common shares are accounted for as equity investments designated at FVTOCI.

(l)	Acquisition of Additional Royalty on Rosemont/Copper World – U.S.

On November 26, 2021, the Company, through a wholly-owned subsidiary, acquired from certain private sellers an existing 0.585% NSR royalty interest on Hudbay Minerals Inc.’s (“Hudbay”) Rosemont copper project. With the acquisition of this royalty, which has identical terms as the Company’s existing 1.5% NSR royalty and covers the same land package, including most of the Copper World deposits, Franco-Nevada now has a 2.085% NSR over the project.

The total consideration for the 0.585% NSR royalty interest was $19.5 million payable as follows: (i) $7.0 million paid on closing of the transaction and (ii) up to $12.5 million in contingent payments upon achievement of certain milestones at Rosemont and/or the Copper World deposits.

The transaction has been accounted for as an acquisition of a mineral royalty interest. The contingent payments will be capitalized as part of the cost of the royalty interest if and when the underlying obligating events have occurred.

(m)	Acquisition of Royalty on Vale’s Northern and Southeastern Iron Ore Systems – Brazil

On April 16, 2021, the Company acquired 57 million of Vale S.A.’s (“Vale”) outstanding participating debentures (the “Royalty”) for $538 million (R$3,049,500,000). The terms of the Royalty were set to ensure that holders would participate in potential future benefits that might be obtained from exploration of certain mineral resources from Vale’s Northern System, Southeastern System and on certain copper and gold assets. Holders of the debentures have the right to receive semi-annual payments equal to an agreed percentage of revenues less value-added and other sales or revenue taxes, transport costs and insurance expenses related to the trading of the products, derived from these mineral resources. Royalty payments are declared on a semi-annual basis on March 31st and September 30th of each year reflecting the sales from the underlying mines in the preceding half calendar year period.

Franco-Nevada has determined that the Royalty is economically equivalent to royalty interests with no maturity until the underlying mining rights are extinguished, and has accounted for the transaction as an acquisition of a mineral royalty interest.

(n)	Acquisition of Royalty on Séguéla – Côte d'Ivoire

On March 30, 2021, the Company acquired a 1.2% NSR on Fortuna Silver Mines Inc.’s (“Fortuna”) Séguéla gold project in Côte d'Ivoire for $15.2 million (A$20.0 million). The royalty agreement is subject to a buy-back at the option of Fortuna of up to 50% of the royalty at a pro rata portion of the purchase price for a period of up to three years after closing.

The transaction has been accounted for as an acquisition of a mineral royalty interest.

(o)	Acquisition of Stream on Condestable– Peru

On March 8, 2021, the Company, through a wholly-owned subsidiary, closed a precious metals stream agreement with reference to the gold and silver production from the Condestable mine in Peru, for an up-front deposit of $165.0 million. The Condestable mine is located approximately 90 kilometers south of Lima, Peru, and is owned and operated by a subsidiary of Southern Peaks Mining LP (“SPM”), a private company.

Commencing on January 1, 2021 and ending December 31, 2025, Franco-Nevada will receive 8,760 ounces of gold and 291,000 ounces of silver annually until a total of 43,800 ounces of gold and 1,455,000 ounces of silver have been delivered (the “Fixed Deliveries”). Thereafter, Franco-Nevada will receive 63% of the contained gold and contained silver produced until a cumulative total of 87,600 ounces of gold and 2,910,000 ounces of silver have been delivered (the “Variable Phase 1 Deliveries”). The stream then reduces to 25% of gold and silver produced from concentrate over the remaining life of mine (the “Variable Phase 2 Deliveries”). Franco-Nevada will pay 20% of the spot price for gold and silver for each ounce delivered under the stream (the “Ongoing Payment”). The stream has an effective date of January 1, 2021.

Until March 8, 2025, subject to certain restrictions, a subsidiary of SPM may, at its option, make a one-time special delivery comprising the number of ounces of refined gold equal to $118.8 million at the then current spot price subject to the Ongoing Payment, to achieve the early payment of the Fixed Deliveries and Variable Phase 1 Deliveries. The Variable Phase 2 Deliveries would commence immediately thereafter.

The transaction has been accounted for as an acquisition of a stream interest.